INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES
Schedule of current and deferred components of income tax expenses (benefits)

	For the years ended December 31,
	2010	2011	2012
Income taxes expenses/(benefits):
Current
PRC	64,453	462,022	2,279,819
Hong Kong	91,966	99,884	153,311
Deferred
PRC	(65,366)	(88,364)	(1,110,762)

	91,053	473,542	1,322,368

Schedule of principle components of the Group's deferred income tax assets and liabilities

	December 31,
	2011	2012
Deferred tax assets
Allowance for doubtful accounts	218,016	177,225
Accrued Payroll	105,718	143,474
Advertisement Fee	—	1,029
Impairment of production cost	—	330,061
Net operating losses carry forwards	—	393,366
Less: valuation allowance	(308,037)	(74,472)

Total current deferred tax assets	15,697	970,683

Property and equipment	31,560	16,800
ADR reimbursement	317,003	231,288
Net operating loss carry forwards	2,373,502	2,774,644
Less: valuation allowance	(2,401,395)	(2,711,630)

Total non-current deferred tax assets	320,670	311,102

Deferred tax liabilities
Acquired intangible assets	413,219	211,203

Total non-current deferred tax liabilities	413,219	211,203

Schedule of reconciliation between the provision for income tax computed by applying statutory PRC enterprise income tax rate and the actual provision of income taxes

	For the years ended December 31,
	2010	2011	2012
Net income (loss) before income tax provision	(4,143,261)	15,042,856	(251,618)
Statutory tax rate in the PRC	25%	25%	25%
Income tax expense (benefit) at statutory tax rate in the PRC	(1,035,815)	3,760,714	(62,905)
Non-deductible expenses	4,023,013	(296,707)	87,516
Effect of tax holidays and concessions	(3,245,281)	(5,113,717)	(388,904)
Effect of income tax rate difference in other jurisdictions	169,024	1,298,988	1,609,991
Changes in valuation allowance	180,112	824,264	76,670

Income tax expenses	91,053	473,542	1,322,368

Schedule of the aggregate amount and per share effect of tax holidays and concessions primarily including tax exemption and preferential tax rates granted

	For the years ended December 31,
	2010	2011	2012
Changes in income tax expenses	3,245,281	5,113,717	388,904
Decrease in net income (increase in net loss) per ordinary share—basic	0.25	0.17	(0.01)
Decrease in net income (increase in net loss) per ordinary share—diluted	0.25	0.17	(0.01)